CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interest and dividend income:
Loans, including fees		¥ 2,953,217	¥ 1,960,377	¥ 957,579
Investments:
Interest		192,116	78,953	63,050
Dividends		113,808	96,237	83,589
Trading account assets		714,884	426,117	245,146
Call loans and funds sold		32,963	13,877	1,377
Receivables under resale agreements and securities borrowing transactions		739,016	307,744	36,479
Deposits in other banks		1,020,997	505,486	56,721
Total interest and dividend income		5,767,000	3,388,791	1,443,941
Interest expense:
Deposits		2,176,777	1,061,014	76,292
Trading account liabilities		174,883	101,311	59,739
Call money and funds purchased		22,167	17,308	1,093
Payables under repurchase agreements and securities lending transactions		1,716,331	671,006	40,672
Other short-term borrowings		95,704	59,314	5,623
Long-term debt		376,214	270,111	190,713
Total interest expense		4,562,076	2,180,064	374,132
Net interest income		1,204,924	1,208,727	1,069,809
Provision (credit) for credit losses (Notes 3 and 5)		47,135	93,753	214,408
Net interest income after provision (credit) for credit losses		1,157,788	1,114,974	855,401
Noninterest income (Note 24):
Fee and commission income		1,117,826	984,345	980,000
Foreign exchange gains (losses)—net (Note 25)	[1]	(19,390)	189,526	91,611
Trading account gains (losses)—net (Note 25)		390,260	(603,910)	(491,947)
Investment gains (losses)—net:
Debt securities		(6,446)	5,167	(14,777)
Equity securities		1,010,288	135,601	(60,563)
Equity in earnings (losses) of equity method investees—net	[2]	19,791	(26,999)	34,587
Gains on disposal of premises and equipment		10,128	4,920	9,943
Other noninterest income	[3],[4]	221,273	199,453	120,936
Total noninterest income		2,743,729	888,103	669,790
Noninterest expenses:
Salaries and employee benefits		803,966	694,027	669,474
General and administrative expenses		751,187	692,879	611,326
Occupancy expenses		168,473	164,603	201,987
Fee and commission expenses		239,246	202,347	203,957
Provision (credit) for credit losses on off-balance-sheet instruments		9,585	6,581	(14,819)
Other noninterest expenses		305,950	173,470	95,754
Total noninterest expenses		2,278,406	1,933,907	1,767,679
Income (loss) before income tax expense (benefit)		1,623,112	69,170	(242,488)
Income tax expense (benefit) (Note 19)		425,120	35,142	(141,017)
Net income (loss)	[5]	1,197,992	34,028	(101,471)
Less: Net income attributable to noncontrolling interests		285,519	48,037	3,251
Net income (loss) attributable to MHFG shareholders		¥ 912,473	¥ (14,009)	¥ (104,722)
Earnings per common share (Note 18):
Basic net income (loss) per common share		¥ 359.7	¥ (5.52)	¥ (41.28)
Diluted net income (loss) per common share	[6]	359.65	(5.52)	(41.28)
Dividends per common share:
Common stock		¥ 105	¥ 85	¥ 80

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”
[6]	For the fiscal years ended March 31, 2022 and 2023, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the fiscal years ended March 31, 2022 and 2023, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.